Investee Companies and Other Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investee Companies and Other Investments [Abstract]
Schedule of Changes in Investments

Changes in investments

	2024	2023
	€ in thousands

Balance as at January 1	31,772	30,029
Dividend distribution	(3,817)	(374)
The Company’s share of income	11,062	4,012
Foreign currency translation adjustments	2,307	(1,895)
Balance as at December 31	41,324	31,772

Schedule of Information on Financial Position	Summary information on financial position
								Equity
	Rate of	Current	Non- current	Total	Current	Non- current	Total	attributable to the owners of the	Company’s	Surplus costs and	Other	Carrying amount of
	ownership	assets	assets	assets	liabilities	liabilities	Liabilities	Company	share	goodwill	adjustments	investment
	%	€ in thousands
2024
Ellomay Luzon Energy	50	629	82,233	82,862	(296)	-	(296)	82,566	41,283	987	(946)	41,324

2023
Ellomay Luzon Energy	50	309	62,735	63,044	(344)	-	(344)	62,700	31,350	1,388	(966)	31,772

Schedule of Information on Operating Results	Summary information on operating results
	Rate of ownership as of December	Income for the year	Company’s share	Elimination of interest on loan from related party	Other adjustments	Company’s share of income of investee
	%	€ in thousands
2024
Ellomay Luzon Energy	50	23,067	11,534	0	(472)	11,062

2023
Ellomay Luzon Energy	50	8,807	4,404	308	(392)	4,320

Schedule of Composition of Advances on Account of Investments	Composition of Advances on account of investments
	December 31
	2024	2023
	€ in thousands
On account of development of solar projects in Italy	547	898